Note 11 - Subsequent Events (Details Textual) - Interest Rate Swap With Eurobank [Member] - Subsequent Event [Member] $ in Millions	Apr. 24, 2020 USD ($)
Derivative, Notional Amount	$ 30
Derivative, Fixed Interest Rate	0.78%